Risk management, funding and liquidity risk and market risk - Non-traded market risk (Details) $ in Millions	12 Months Ended
	Sep. 30, 2025 AUD ($)	Sep. 30, 2024 AUD ($)
Non-traded market risk
Time horizon for modelling of interest rate scenarios	1 year
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.05%	1.84%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 96.2	$ 77.7
High
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.63%	1.84%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 101.7	$ 80.6
Low
Non-traded market risk
Variance from current market yield used in modelling interest rate scenarios	1
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	0.57%	0.97%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 67.5	$ 37.5
Average
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.23%	1.42%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 85.7	$ 50.0
Parent Entity
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	0.46%	1.40%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 104.0	$ 77.0
Parent Entity | High
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.21%	1.43%
Parent Entity | Low
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	0.16%	0.59%
Parent Entity | Average
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	0.80%	1.03%